Segment information	12 Months Ended
Dec. 31, 2018
Operating segments [Abstract]
Segment information
Segment information and Disaggregated Revenue Disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for 4G broadband wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers. The following table sets forth the Company’s total revenue by region for the periods indicated. The Company categorizes its total revenue geographically based on the location to which it invoices.

	Year ended December 31,
	2016(1)	2017(1)	2018
Asia :
Taiwan	$5,421	$8,126	$16,704
China (including Hong-Kong)	24,623	21,819	11,638
Rest of Asia	3,256	2,664	2,172
Total Asia	33,300	32,609	30,514
Europe, Middle East, Africa:	5,730	5,641	855
Americas:
United Stated of America	6,468	7,896	7,042
Rest of Americas	81	2,117	1,839
Total Americas	6,549	10,013	8,881
Total revenue	$45,579	$48,263	$40,250
(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2016(1)	2017(1)	2018
Broadband	$30,100	$27,900	$11,657
IOT	8,401	11,568	19,679
Vertical	7,078	8,795	8,914
Total revenue	$45,579	$48,263	$40,250
(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
Additionally, the Company categorize its total revenue based on product and other revenue.

	Year ended December 31,
	2016(1)	2017(1)	2018
Product	$34,581	$37,353	$28,938
License	1,338	2,838	2,707
Development and other services	9,660	8,072	8,605
Total revenue	$45,579	$48,263	$40,250

(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
The substantial majority of the Company’s non-current assets are held by the parent company, Sequans Communications S.A. and located in France. See Note 19.3 to these Consolidated Financial Statements for information about major customers.